Subsequent Events	9 Months Ended
Sep. 28, 2025
Subsequent Events [Abstract]
Subsequent Events

(17) Subsequent Events

Partial conversion of September 2024 Notes

Subsequent to September 28, 2025, holders of $10.6 million of the Company’s September 2024 Notes converted their September 2024 Notes into 6.2 million shares of common stock of the Company.

Acquisition of Ambia Energy LLC

On November 11, 2025, the Company announced that it signed a non-binding letter of intent to acquire Ambia Energy, LLC (“Ambia”) located in Lindon, Utah in exchange for approximately $37.5 million of equity in SunPower, subject to customary closing conditions.

On November 21, 2025, the Company entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”) with Ambia and Ambia Holdings, Inc., a Delaware corporation and the sole member of Ambia (the “Member”). The Company, Ambia and the Member completed the closing under the Membership Interest Purchase Agreement (the “Ambia Closing”) on November 21, 2025. At the Ambia Closing, the Company acquired all of the outstanding membership interests of Ambia from the Member for: (a) 10,243,924 shares (the “Closing Consideration Shares”) of common stock of the Company, $0.0001 par value per share (the “Common Stock”), issued at the Ambia Closing to the Member; and (b) the agreement to issue an additional $9.375 million of shares of Common Stock on the six-month anniversary of the Ambia Closing and an additional $9.375 million of shares of Common Stock on the 12-month anniversary of the Ambia Closing (such additional shares of Common Stock, the “Post-Closing Consideration Shares”). The issuance of the Post-Closing Consideration Shares is subject to approval by the Company’s stockholders following the Ambia Closing in accordance with the rules and regulations of the Nasdaq Stock Market (including Nasdaq Listing Rule 5635(a)). The actual number of Post-Closing Consideration Shares issuable by the Company on the six- and 12-month anniversaries of the Ambia Closing will be determined based on the 20-day trailing volume-weighted average price of the Common Stock after market close on the business day immediate prior to the issuance date of the applicable shares (the “VWAP Value”); provided that the VWAP Value for the calculation of the actual number of Post-Closing Consideration Shares issuable by the Company will not be more than $2.8102 per share or less than $1.4988 per share. Additionally, the number of Post-Closing Consideration Shares issuable by the Company is subject to adjustment pursuant to customary working capital and balance sheet adjustment terms and subject to offset for certain indemnifiable damages in accordance with the Membership Interest Purchase Agreement. Pursuant to the terms and conditions of the Membership Interest Purchase Agreement, the Company agreed to register the Closing Consideration Shares and the Post-Closing Consideration Shares for resale to the public under the Securities Act of 1933, as amended. The Membership Interest Purchase Agreement includes customary representations and warranties, covenants, and indemnities, in each case under the circumstances and subject to certain limitations set forth in the Membership Interest Purchase Agreement. The indemnification obligations under the Membership Interest Purchase Agreement are subject to customary baskets and caps. The Company’s primary source of recovery for indemnifiable damages is set off of such damages against the Post-Closing Consideration Shares issuable by the Company following the Ambia Closing.

The initial accounting for this business combination is incomplete at this time due to the proximity of the Ambia Closing to the issuance date of these condensed consolidated financial statements.

NASDAQ Deficiency

On November 19, 2025, the Company received a letter from the Listing Qualifications staff of Nasdaq indicating that, as a result of the Company’s delay in filing its Q3 2025 Form 10Q, the Company was not in compliance with the timely filing requirements for continued listing under Nasdaq Listing Rule 5250(c)(1). The Nasdaq letter had no immediate effect on the listing or trading of the Company’s common stock or warrants. The Nasdaq listing rules require Nasdaq-listed companies to timely file all required periodic reports with the SEC. The Nasdaq letter stated that, under Nasdaq rules, the Company has 60 calendar days to submit a plan to regain compliance with Nasdaq’s continued listing requirements. The Company filed its Q3 2025 Form 10Q on December 19, 2025.

Issuance of 12% convertible senior unsecured convertible note to related party

On November 20, 2025, the Company issued a convertible promissory note in the original principal amount of $2.0 million (“November 2025 Note”) to a trust controlled by the Company’s CEO in exchange for cash. The November 2025 Note is a general unsecured obligation of the Company and will mature on July 1, 2029, unless earlier converted, redeemed or repurchased. Interest on the November 2025 Note will be payable semiannually in arrears on January 1 and July 1 of each year, beginning on January 1, 2026. The Note is convertible at the option of the holder at any time prior to the payment of the payment of the principal amount of the November 2025 Note in full. The conversion rate of the November 2025 Note is initially equal to 626.9592 shares of the Company’s common stock per $1,000 principal amount due under the November 2025 Note. The conversion rate shall be subject to adjustment from time to time pursuant to the terms of the November 2025 Note. The Company may not redeem the Note prior to July 5, 2026.

Siemens Settlement

As described in Note 12 – Commitments and Contingencies, the Company entered into a Settlement Agreement with Siemens on December 4, 2025 to resolve a case in the Court and other related cases as well as to resolve potential claims related to Siemens’ Atwater Wastewater Treatment Plant. Refer to Note 12 – Commitments and Contingencies for details.